Equity - Share options (Details)		1 Months Ended	12 Months Ended
	May 23, 2023	Aug. 31, 2019 USD ($) director installment $ / shares shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Aug. 15, 2022 $ / shares
Stock options
Reverse share split	0.03
Share price						$ 0.36
Dividend yield (as a percent)		0.00%
Total compensation expenses | $			$ 0	$ 21,140
Value of shares issued for service | $				$ (250,000)	$ (1,457,975)
After reverse share split
Stock options
Share price						$ 107.42
Vested share options
Stock options
Number of options issued | shares		95,000
Number of directors to whom options were granted | director		2
Number of equal installments in which the options will vest | installment		4
Exercise price (in dollars per share)		$ 5.0
Term of the options		3 years
Share price		$ 4.6
Volatility (as a percent)		118.00%
Risk-free interest rate (as a percent)		1.44%
Dividend yield (as a percent)		0.00%
Estimated fair value of options | $		$ 243,922
Total service period		1 year
Vested share options | After reverse share split
Stock options
Reverse share split		3,167
Exercise price (in dollars per share)		$ 150.00